Business segment Information (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales & Pet Electronics Products
Percentage of Net Sales	90.00%	93.00%	89.00%
Pet Electronics Products
Percentage of Net Sales	9.00%	6.00%	10.00%
Others
Percentage of Net Sales	10.00%	10.00%	1.00%